Investment Objectives and Goals	Jan. 26, 2026
VistaShares HRVD Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares HRVD Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares HRVD Select ETF (the “Fund”) seeks long-term capital appreciation.
VistaShares Target 15 HRVD Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 HRVD Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 HRVD Distribution ETF (the “Fund”) primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.
VistaShares GATE Endowment Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares GATE Endowment Select ETF Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares GATE Endowment Select ETF (the “Fund”) seeks long-term capital appreciation.
VistaShares Target 15 GATE Endowment Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 GATE Endowment Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 GATE Endowment Distribution ETF primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.
VistaShares Gulf Sovereign Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Gulf Sovereign Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Gulf Sovereign Select ETF seeks long-term capital appreciation.
VistaShares Target 15 Gulf Sovereign Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 Gulf Sovereign Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 Gulf Sovereign Distribution ETF primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.
VistaShares Nordic Wealth Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Nordic Wealth Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Nordic Wealth Select ETF seeks long-term capital appreciation.
VistaShares Target 15 Nordic Wealth Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 Nordic Wealth Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 Nordic Wealth Distribution ETF primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.